Effects of changes in currency exchange rate (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other non-current financial assets	$ 29,981,745	$ 37,054,245
Trade and other non-current receivables	3,313,742	3,941,760
Other non-current non-financial assets	12,311,027	12,613,444
Non-current receivables due from related parties	42,506	42,506
Investments accounted for using equity method	149,593,180	140,926,012	$ 138,114,480
Intangible assets other than goodwill	153,123,207	172,389,672	151,943,693
Goodwill	127,592,056	136,969,434
Property, plant and equipment	1,273,987,695	1,356,846,302	1,222,261,454
Investment property	8,121,156	10,283,994	$ 9,551,614
Right-of-use assets	35,745,221	34,865,971
Deferred tax assets	28,451,658	27,197,207
Non-current assets	1,822,263,193	1,933,130,547
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	29,981,745	37,054,245
Trade and other non-current receivables	2,207,319	2,112,696
Right-of-use assets	30,661,437	28,240,290
Non-current assets	62,850,501	67,407,231
Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current receivables	93,543	139,729
Other non-current non-financial assets	7,502,550	4,284,734
Non-current receivables due from related parties	42,506	42,506
Investments accounted for using equity method	12,473,973	10,581,267
Intangible assets other than goodwill	93,780,810	95,849,275
Goodwill	79,120,778	77,020,101
Property, plant and equipment	990,106,233	981,724,263
Investment property	3,300,887	3,329,142
Right-of-use assets	2,365,647	3,022,298
Deferred tax assets	24,961,135	25,155,733
Non-current assets	1,213,748,062	1,201,149,048
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current receivables	0	202,582
Other non-current non-financial assets	0	211,275
Investments accounted for using equity method	863,171	813,896
Deferred tax assets	1,349,518	1,053,196
Non-current assets	2,212,689	2,280,949
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current receivables	1,012,880	1,486,753
Other non-current non-financial assets	4,773,697	8,077,980
Investments accounted for using equity method	9,694,302	23,691,159
Intangible assets other than goodwill	43,067,681	60,684,089
Goodwill	27,728,301	39,951,391
Property, plant and equipment	219,700,188	313,564,279
Investment property	4,820,269	6,954,852
Right-of-use assets	2,543,786	3,351,227
Deferred tax assets	1,474,155	507,868
Non-current assets	314,815,259	458,269,598
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Other non-current non-financial assets	16,087	21,359
Intangible assets other than goodwill	4,959,318	4,764,986
Goodwill	5,155,840	4,815,276
Property, plant and equipment	14,989,123	13,783,515
Right-of-use assets	174,351	252,156
Deferred tax assets	571,790	476,299
Non-current assets	25,866,509	24,113,591
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Other non-current non-financial assets	18,693	18,096
Intangible assets other than goodwill	4,423,253	4,340,168
Goodwill	5,401,679	5,244,087
Property, plant and equipment	22,799,672	22,161,082
Deferred tax assets	68,224	0
Non-current assets	32,711,521	31,763,433
Other Currency [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	126,561,734	105,839,690
Property, plant and equipment	13,281	0
Deferred tax assets	26,836	4,111
Non-current assets	126,601,851	105,843,801
Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	6,892,145	6,751,154
Goodwill	10,185,458	9,938,579
Property, plant and equipment	26,379,198	25,613,163
Non-current assets	$ 43,456,801	$ 42,302,896